Company Financial Statements (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Condensed Balance Sheets

Condensed Balance Sheets	As of December 31,
	2019	2020	2020
	RMB	RMB	US$
			Note 2(e)
ASSETS
Current assets
Cash and cash equivalents	269,169	24,760,588	3,794,726
Restricted cash	—	114,321	17,520
Short-term deposits	—	979,897	150,176
Prepayments and other current assets	—	12,931	1,982
Derivative assets	—	105,183	16,120

Total current assets	269,169	25,972,920	3,980,524

Non-current assets
Investments in subsidiaries and VIEs	3,490,970	8,471,310	1,298,286

Total non-current assets	3,490,970	8,471,310	1,298,286

Total assets	3,760,139	34,444,230	5,278,810

Liabilities
Current liabilities
Accurals and other liabilities	—	14,421	2,210

Total current liabilities	—	14,421	2,210

Non-current liabilities
Derivative liabilities	897,091	—	—

Total non-current liabilities	897,091	—	—

Total liabilities	897,091	14,421	2,210

Condensed Balance Sheet		As of December 31,
	Note	2019	2020	2020
		RMB	RMB	US$
				Note 2(e)
MEZZANINE EQUITY
Series A Preferred Shares		597,559	—	—
Series A-1 Preferred Shares		559,654	—	—
Series A-2 Preferred Shares		121,257	—	—
Series B Preferred Shares		2,562,098	—	—
Series B-1 Preferred Shares		3,080,443	—	—
Series B-2 Preferred Shares		952,068	—	—
Series C Preferred Shares		1,820,399	—	—

Total mezzanine equity		9,693,478	—	—

SHAREHOLDERS’ (DEFICIT) EQUITY
Class A Ordinary shares		2	63	10
Class B Ordinary shares		19	26	4
Class C Ordinary shares		—	12	2
Additional paid-in capital		—	46,482,512	7,123,757
Accumulated deficit		(6,824,503)	(11,322,423)	(1,735,237)
Accumulated other comprehensive loss		(5,948)	(730,381)	(111,936)

Total shareholders’ (deficit) equity		(6,830,430)	34,429,809	5,276,600

Total liabilities, mezzanine equity and shareholders’ (deficit) equity		3,760,139	34,444,230	5,278,810

Condensed Statements of Comprehensive Loss

Condensed Statements of Compreh e nsive Loss		For the Year Ended December 31,
	Note	2018	2019	2020	2020
		RMB	RMB	RMB	US$
					Note 2(e)
Operating expenses
Selling, general and administrative expenses		(1,630)	(517)	(13,430)	(2,058)

Total operating expenses		(1,630)	(517)	(13,430)	(2,058)

Loss from operations		(1,630)	(517)	(13,430)	(2,058)
Interest income		—	1,140	43,001	6,590
Interest expense		—	—	(5,935)	(910)
Equity in loss of subsidiaries and VIEs		(1,651,554)	(3,719,975)	(4,487,049)	(687,670)
Other non-operating income, net		—	—	369,403	56,613
Fair value gain on derivative liabilities		254,361	27,679	1,362,025	208,739

Loss before income tax expenses		(1,398,823)	(3,691,673)	(2,731,985)	(418,696)

Income tax expenses		—	—	—	—

Net loss		(1,398,823)	(3,691,673)	(2,731,985)	(418,696)

Accretion on Preferred Shares to redemption value		(705,329)	(961,050)	(2,157,744)	(330,689)
Deemed dividend due to extinguishment of Preferred Shares		(43,136)	—	—	—
Deemed dividend due to modification of Preferred Shares		(41,485)	—	—	—
Deemed dividend due to reclassification from mezzanine equity to ordinary shares upon extinguishment of Redeemable Shares		(66,091)	—	—	—
Deemed contribution from repurchase of Preferred Shares		—	9,969	—	—

Net loss attributable to ordinary shareholders of XPeng Inc.		(2,254,864)	(4,642,754)	(4,889,729)	(749,385)

Net loss		(1,398,823)	(3,691,673)	(2,731,985)	(418,696)
Other comprehensive loss
Foreign currency translation adjustment, net of nil tax		(2,980)	(2,968)	(724,433)	(111,024)

Total comprehensive loss attributable to XPeng Inc.		(1,401,803)	(3,694,641)	(3,456,418)	(529,720)
Accretion on Preferred Shares to redemption value		(705,329)	(961,050)	(2,157,744)	(330,689)
Deemed dividend due to extinguishment of Preferred Shares		(43,136)	—	—	—
Deemed dividend due to modification of Preferred Shares		(41,485)	—	—	—
Deemed dividend due to reclassification from mezzanine equity to ordinary shares upon extinguishment of Redeemable Shares		(66,091)	—	—	—
Deemed contribution from repurchase of Preferred Shares		—	9,969	—	—

Comprehensive loss attributable to ordinary shareholders of XPeng Inc.		(2,257,844)	(4,645,722)	(5,614,162)	(860,409)

Consolidated Statements of Cash Flows

Consolidated Statements of Cash Flows	For the Year Ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
				Note (e)
Cash flows from operating activities	—	1,140	23,636	3,622

Cash flows from investing activities
Placement of time deposit	—	—	(979,897)	(150,176)
Investment in equity investees	—	(1,658,783)	(8,512,932)	(1,304,664)

Net cash used in investing activities	—	(1,658,783)	(9,492,829)	(1,454,840)
Cash flows from financing activities
Proceeds from issuance of Preferred Shares	—	1,926,812	6,561,323	1,005,567
Proceeds from IPO, net of issuance cost	—	—	11,410,386	1,748,718
Proceeds from FO, net of issuance cost	—	—	15,988,903	2,450,407

Net cash provided by financing activities	—	1,926,812	33,960,612	5,204,692
Net increase in cash, cash equivalents and restricted cash	—	269,169	24,491,419	3,753,474
Cash, cash equivalents and restricted cash at beginning of the year	—	—	269,169	41,252

Cash, cash equivalents and restricted cash at end of the year	—	269,169	24,760,588	3,794,726